Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Results of Discontinued Operations

Below is a summary of the results of the discontinued operation as well as the related assets and liabilities distributed.

	Fiscal Year Ended December 31,
	2013	2012	2011
Product sales	310.7	2,021.2	2,301.0
Costs and expenses	(285.7)	(1,737.8)	(1,797.6)

Income before tax and share of equity investee’s profits	25.0	283.4	503.4
Income and mining tax expense	(5.4)	67.5	(167.5)

Income before share of equity investee’s profits	19.6	350.9	335.9
Share of equity investee’s profits	0.9	11.4	4.8

Net income	20.5	362.3	340.7

Property, plant and equipment, net	1,987.3
Non-current investments	187.0
Current assets	285.4
Current liabilities	(234.8)
Non-current liabilities	(1,191.2)

Net carrying value	1,033.7
Net asset value distributed	(1,033.7)

Profit on distribution	—

Summary of Assets Held for Sale

Following the decision to dispose of non-core projects, Arctic Platinum and Yanfolila were classified as held for sale and valued at the lower of fair value less cost to sell or carrying value. The disposals are expected to be completed during 2014.

December 31, 2013
Arctic Platinum	31.0
Yanfolila [1]	16.0

Total assets held for sale	47.0

(1)	Refer to note 4 for details on the impairments of this asset.